Deutsche Investment Management Americas Inc.
                                One Beacon Street
                                Boston, MA 02108

                                December 30, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE: Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of DWS Emerging Markets Fixed Income Fund, DWS Global Bond Fund and DWS Global Opportunities Fund (each a "Fund", and together the "Funds"), each a series DWS Global/International Fund, Inc. (the "Corporation") (Reg. Nos. 33-05724, 811-04670)

Ladies and Gentlemen:

         On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 85 to the Corporation's Registration Statement on Form N-1A (the "Amendment").

         The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the "Commission"). Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2010. No fees are required in connection with this filing.

         The principal purpose of the Amendment is to comply with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus. The Amendment has been electronically coded to show changes from the Funds' Prospectuses and Statements of Additional Information, filed with the Commission on February 27, 2009 in Post-Effective Amendment No. 81 for the Funds.

         In addition, DWS has reorganized Statement of Additional Information ("SAI") disclosure into two components: Part I contains fund-specific disclosure for the funds; and Part II contains standardized disclosure for all DWS funds. As part of the reorganization of the SAI, DWS undertook to align and update all risk disclosure across all funds in the DWS family of funds, representing in the case of many DWS funds, a wholesale restatement of risk disclosure. Additionally, as part of the initiative, the DWS funds Board approved a number of changes to non-fundamental investment policies relating to a variety of investment strategies. Investment policy changes have been marked and are reflected in the Part I of the SAI.

         Please direct any comments or questions relating to this Amendment to the undersigned at (617) 295-3986.

                                Very truly yours,

                                /s/Scott D. Hogan

                                Scott D. Hogan
                                Vice President
                                Deutsche Investment Management Americas Inc.

cc:      Adam Schlichtmann, Esq., Ropes & Gray